"Dogs" of Wall Street Portfolio (Prospectus Summary) | "Dogs" of Wall Street Portfolio
"DOGS" OF WALL STREET PORTFOLIO
Investment Goal
The Portfolio's investment goal is total return (including capital appreciation and current income).
Fees and Expenses of the Portfolio
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. The Portfolio's annual operating expenses do not reflect the separate account fees charged in the variable annuity or variable life insurance policy ("Variable Contracts"), as defined herein, in which the
Portfolio is offered. Please see your Variable Contract prospectus for more details on the separate account fees.
Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses "Dogs" of Wall Street Portfolio	Class 1	Class 2	Class 3
Management Fees	0.60%	0.60%	0.60%
Service (12b-1) Fees	none	0.15%	0.25%
Other Expenses	0.14%	0.14%	0.14%
Total Annual Portfolio Operating Expenses	0.74%	0.89%	0.99%

Expense Example
This Example is intended to help you compare the cost of investing in the
Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. The Example does not reflect charges imposed by the Variable Contract. See the Variable Contract prospectus for information on such charges. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:
Expense Example "Dogs" of Wall Street Portfolio (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class 1	76	237	411	918
Class 2	91	284	493	1,096
Class 3	101	315	547	1,213

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 56% of the average value of its portfolio.
Principal Investment Strategies of the Portfolio
The Portfolio attempts to achieve its goal by investing in thirty high dividend yielding common stocks selected quarterly from the Dow Jones Industrial Average and the broader market.

The Portfolio employs a passively managed "buy and hold" strategy that quarterly selects the following 30 stocks: (1) the 10 highest yielding common stocks in the Dow Jones Industrial Average ("DJIA") and (2) the 20 other highest yielding stocks of the 400 largest industrial companies in the U.S. markets that have capitalizations of at least $1 billion and have received one of the two highest rankings from an independently published common stock ranking service on the basis of growth and stability of earnings and dividends. The stocks in the
Portfolio will not change over the course of each quarter, even if there are adverse developments concerning a particular stock, an industry, the economy or the stock market generally.

The first 10 stocks represent the 10 highest yielding common stocks in the DJIA.
This is popularly known as the "Dogs of the Dow" theory and was popularized in the early 1990's. The strategy seeks to capitalize on relative undervaluation as defined by dividend yield. In an attempt to minimize volatility and maximize performance, the adviser has expanded the strategy by 20 stocks to create the
Portfolio.

Due to purchases and redemptions of Portfolio shares during the year and changes in the market value of the stocks held by the Portfolio, it is likely that the weightings of the stocks in the Portfolio will fluctuate throughout the course of the year. This may result in the Portfolio investing more than 25% of its assets in the securities of issuers in the same industry, to the extent such investments are selected according to the Portfolio's stock selection criteria.
Principal Risks of Investing in the Portfolio
There can be no assurance that the Portfolio's investment goal will be met or that the net return on an investment in the Portfolio will exceed what could have been obtained through other investment or savings vehicles. Shares of the
Portfolio are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. As with any mutual fund, there is no guarantee that the Portfolio will be able to achieve its investment goals. If the value of the assets of the Portfolio goes down, you could lose money.

The following is a summary description of the principal risks of investing in the Portfolio.

Equity Securities Risk. The Portfolio invests principally in equity securities and is therefore subject to the risk that stock prices will fall and may underperform other asset classes. Individual stock prices fluctuate from day-to-day and may decline significantly. The prices of individual stocks may be negatively affected by poor company results or other factors affecting individual prices, as well as industry and/or economic trends and developments affecting industries or the securities market as a whole.

"Passively Managed" Strategy Risk. The Portfolio will not deviate from its strategy, except to the extent necessary to comply with federal tax laws. If the
Portfolio's strategy is unsuccessful, the Portfolio will not meet its investment goal. Because the Portfolio will not use certain techniques available to other mutual funds to reduce stock market exposure, the Portfolio may be more susceptible to general market declines than other Portfolios.

Sector Risk. Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or the market as a whole. As a Portfolio allocates more of its portfolio holdings to a particular sector, the Portfolio's performance will be more susceptible to any economic, business or other developments which generally affect that sector.
Performance Information
The following Risk/Return Bar Chart and Table illustrate the risks of investing in the Portfolio by showing changes in the Portfolio's performance from calendar year to calendar year and comparing the Portfolio's average annual returns to those of the S&P 500® Index. Fees and expenses incurred at the contract level are not reflected in the bar chart or table. If these amounts were reflected, returns would be less than those shown. Of course, past performance is not necessarily an indication of how the Portfolio will perform in the future.
(Class 1 Shares)

During the 10-year period shown in the bar chart, the highest return for a quarter was 16.29% (quarter ended September 30, 2009) and the lowest return for a quarter was -19.91% (quarter ended December 31, 2008). The year to date calendar return as of March 31, 2012 was 6.58%.
Average Annual Total Returns (For the periods ended December 31, 2011)
Average Annual Total Returns "Dogs" of Wall Street Portfolio	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class 1	Class 1 Shares	12.63%	2.61%	5.17%
Class 2	Class 2 Shares	12.50%	2.44%	5.00%
Class 3	Class 3 Shares	12.29%	2.35%		7.02%	Sep. 30, 2002
S&P 500® Index	S&P 500® Index	2.11%	(0.25%)	2.92%	6.91%	Sep. 30, 2002